Summary of Significant Accounting Policies (Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Interest payments (including debt issuance costs), net of amount capitalized	$ 155.9	$ 22.2	$ 1.4
Income taxes paid (refunded), net	13.7	(9.4)	38.8
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	(68.0)	138.7	(13.1)
Debt transferred to and assumed by buyer upon sale of solar energy systems	104.6	43.3	0
Conversion of note payable to equity	0	27.0	0
Fair value of assets acquired	334.5	65.2	508.9
Goodwill	97.8	56.4	285.3
Liabilities assumed and noncontrolling interests	(158.0)	(19.9)	(479.6)
Shares of MEMC common stock issued	0	0	(45.8)
Other non-cash consideration	(90.7)
Less: loans prior to acquisition	(16.0)	(26.0)	(79.5)
Less: cash acquired	(3.6)	(2.2)	(0.8)
Cash paid, net of cash acquired	$ 164.0	$ 73.5	$ 188.5